Leases (Details) - ARS ($) $ in Millions	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure of finance lease and operating lease by lessee [line items]
Operating Lease by lessee	$ 7,305	$ 12,719	$ 12,692
Less Than 1 year [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Operating Lease by lessee	2,173	2,901	3,860
Later than one year and not later than five years [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Operating Lease by lessee	4,477	7,949	6,705
Later Than Five Years [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Operating Lease by lessee	$ 655	$ 1,869	$ 2,127